Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events
Note 14 - Subsequent Events

Convertible Debts

On December 28, 2015, the Company entered into a Securities Purchase Agreement with Redwood Management, LLC, pursuant to which we agreed to sell, and Redwood Management, LLC, or its assigns, agreed to purchase, One Million Six Hundred Thousand Dollars ($1,600,000) in 10% Convertible Promissory Notes. On February 26, 2016, and again on March 7, 2016, the Securities Purchase Agreement was amended, and the total amount of funding to which Redwood is obligated was reduced to $525,000. The Notes have an original issue discount of five percent (5%). The following notes were issued subsequent to the original convertible note with a face value of $157,500 issued on December 28, 2015:

·	$131,250, Redwood Fund III Ltd. originated on January 8, 2016, maturing on October 8, 2016

·	$ 78,750, Redwood Fund III Ltd. originated on February 22, 2016, maturing on November 22, 2016

·	$ 78,750, Redwood Fund III Ltd. originated on March 7, 2016, maturing on December 7, 2016

·	$105,000, Redwood Fund III Ltd. originated on March 11, 2016, maturing on December 11, 2016

These notes are convertible after ninety (90) days into our common stock at a conversion price equal to 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. The shares of common stock issuable upon conversion of the notes will be restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The notes can be prepaid by us at any time upon ten (10) days written notice to Redwood for a cash amount equal to the sum of the then outstanding principal amount of the note and interest multiplied by 130%. Pursuant to a Registration Rights Agreement, we agreed to register the shares underlying conversion of the notes.

Convertible Debt Repayments

On January 19, 2016, the Company repaid the First Vis Vires Note that originated on September 3, 2015 out of proceeds received from the Redwood Fund notes. The repayment consisted of $61,262, consisted of $48,000 of principal and $13,262 of interest and prepayment penalties.

On March 1, 2016, the Company repaid the Second JMJ Note that originated on December 15, 2016 out of proceeds received from the Redwood Fund notes. The repayment consisted of $27,500 of principal.

Change in Common Stock Authorization

On February 9, 2016, the Company's amendment to its articles of incorporation to increase the authorized shares from three hundred million to one billion authorized shares of $0.00001 par value Common Stock became effective.

Common Stock Issuances for Exercise of Preferred Stock Warrants, Related Parties

On January 29, 2016, the Company issued 1,000,000 shares of series A preferred stock pursuant to the exercise of warrants by the Company's CEO at $0.001 per share for total proceeds of $1,000. Each share of Series A Convertible Preferred Stock is convertible, at the election of the holder thereof, into one (1) share of our common stock, and has one hundred (100) votes per share.

On January 29, 2016, the Company issued 1,000,000 shares of series A preferred stock pursuant to the exercise of warrants by the Company's Chairman of the Board at $0.001 per share for total proceeds of $1,000. Each share of Series A Convertible Preferred Stock is convertible, at the election of the holder thereof, into one (1) share of our common stock, and has one hundred (100) votes per share.

Common Stock Issuances for Exercise of Common Stock Warrants

On February 10, 2016, the Company issued 2,248,846 shares of common stock pursuant to the cashless exercise of 2,250,000 warrants by the Company's securities attorney at $0.00001 per share.

Common Stock Issuances for Debt Conversions

On March 2, 2016, the Company issued 2,000,000 shares of common stock pursuant to the conversion of $13,200 of principal on the First JMJ Financial Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issuances for Debt Financing

On February 10, 2016, the Company issued 600,000 shares of our common stock to a third-party for services rendered in connection with our recent financing transactions with Redwood Fund III, Ltd. The total fair value of the common stock was $9,600 based on the closing price of the Company's common stock on the date of grant.

On February 10, 2016, the Company issued 2,400,000 shares of our common stock to a third-party for services rendered in connection with our recent financing transactions with Redwood Fund III, Ltd. The total fair value of the common stock was $38,400 based on the closing price of the Company's common stock on the date of grant.